1

Wilmington Real Asset Fund

PORTFOLIO OF INVESTMENTS

July 31, 2023 (unaudited)

Description	Number of Shares	Value

REAL ESTATE RELATED SECURITIES – 49.7%

COMMON STOCKS – 6.4%

CONSTRUCTION & ENGINEERING – 0.0%**

Ashtrom Group Ltd.[0]	—	$2

DIVERSIFIED – 0.0%**

Argosy Property Ltd.	78,356	59,374

Centuria Capital Group	52,289	59,708

Star Holdings*	1,373	21,405

TOTAL DIVERSIFIED		$140,487

DIVERSIFIED REAL ESTATE ACTIVITIES – 2.8%

Airport City Ltd.*	6,600	99,449

Allreal Holding AG	1,360	249,527

City Developments Ltd.	45,500	252,863

Daito Trust Construction Co. Ltd.	6,100	655,600

Daiwa House Industry Co. Ltd.	58,600	1,590,786

DIC Asset AG	5,757	28,326

Gemdale Properties & Investment Corp. Ltd.	358,000	21,116

Heiwa Real Estate Co. Ltd.	4,300	119,994

Isras Investment Co. Ltd.	124	25,440

JINUSHI Co. Ltd.	1,900	25,455

Kerry Properties Ltd.	65,000	140,020

Lendlease Corp. Ltd.	58,795	340,821

Mitsubishi Estate Co. Ltd.	119,600	1,460,269

Mitsui Fudosan Co. Ltd.	84,000	1,723,221

New World Development Co. Ltd.	124,000	304,956

Nomura Real Estate Holdings, Inc.	11,500	284,782

Property & Building Corp. Ltd.*	345	14,066

SAMTY Co. Ltd.	3,100	49,464

Shun Tak Holdings Ltd.*	224,000	37,339

SRE Holdings Corp.*	300	7,729

St. Joe Co. (The)	2,746	174,316

Starts Corp., Inc.	3,100	64,172

Sumitomo Realty & Development Co. Ltd.	42,100	1,126,297

Sun Frontier Fudousan Co. Ltd.	3,900	41,340

Sun Hung Kai Properties Ltd.	133,000	1,663,587

Tokyo Tatemono Co. Ltd.	17,900	238,746

Tokyu Fudosan Holdings Corp.	53,600	318,100

UOL Group Ltd.	40,500	214,112

Wharf Holdings Ltd. (The)	122,000	285,645

YH Dimri Construction & Development Ltd.	637	45,012

TOTAL DIVERSIFIED REAL ESTATE ACTIVITIES		$11,602,550

OFFICE – 0.0%**

Precinct Properties Group	110,972	92,704

REAL ESTATE DEVELOPMENT – 0.6%

Aedas Homes SA	1,862	33,289

Cedar Woods Properties Ltd.	7,515	25,391

CK Asset Holdings Ltd.	172,000	992,448

DREAM Unlimited Corp., Class A	1,602	25,136

Far East Consortium International Ltd.	85,800	20,243

Forestar Group, Inc.*	1,558	45,930

Description	Number of Shares	Value

Goldcrest Co. Ltd.	1,500	$20,349
Greenland Hong Kong Holdings Ltd.	101,000	6,022
Henderson Land Development Co. Ltd.	114,735	353,081
Howard Hughes Corp. (The)*	3,529	297,953
Immobel SA	315	12,468
Instone Real Estate Group SE	5,505	38,314
K Wah International Holdings Ltd.	135,000	44,141
Katitas Co. Ltd.	4,100	75,276
Lifestyle Communities Ltd.	11,047	128,816
Mirarth Holdings, Inc.	11,700	39,722
Nexity SA	5,723	96,966
Sino Land Co. Ltd.	274,000	335,522
Tosei Corp.	2,300	28,470

TOTAL REAL ESTATE DEVELOPMENT		$2,619,537

REAL ESTATE OPERATING COMPANIES – 3.0%
ADLER Group SA*	15,042	11,097
Aeon Mall Co. Ltd.	10,600	130,875
AFI Properties Ltd.*	503	20,398
Akelius Residential Property AB, Class D	21,145	41,988
Alony Hetz Properties & Investments Ltd.	15,256	128,217
Amot Investments Ltd.	22,738	121,957
Aroundtown SA*	93,245	144,660
Atrium Ljungberg AB, Class B	6,191	121,392
Azrieli Group Ltd.	3,773	214,682
Big Shopping Centers Ltd.*	1,300	122,304
Blue Square Real Estate Ltd.	878	53,659
CA Immobilien Anlagen AG	4,455	142,295
Capitaland India Trust	86,834	74,443
Capitaland Investment Ltd.	232,400	594,217
Castellum AB	30,487	347,404
Catena AB	3,309	127,061
Cibus Nordic Real Estate AB	6,754	75,904
Citycon OYJ*	7,281	45,191
CTP NV	8,799	120,738
Deutsche Wohnen SE	5,914	148,256
DigitalBridge Group, Inc.#	12,599	201,836
Dios Fastigheter AB	11,065	75,474
Electra Real Estate Ltd.	2,021	25,395
Entra ASA	15,547	151,941
Fabege AB	23,153	200,596
Fastighets AB Balder, Class B*	53,856	251,414
FRP Holdings, Inc.*	573	32,873
G City, Ltd.	8,975	31,148
Gav-Yam Lands Corp. Ltd.	5,012	35,988
Grainger PLC	65,116	210,421
Grand City Properties SA*	10,219	84,268
Hang Lung Group Ltd.	79,000	123,176
Hang Lung Properties Ltd.	157,000	243,586
Hongkong Land Holdings Ltd.	99,700	354,932
Hufvudstaden AB, Class A	11,486	140,651
Hulic Co. Ltd.	52,200	443,791
Hysan Development Co. Ltd.	56,001	132,124

July 31, 2023 (unaudited)

2	PORTFOLIO OF INVESTMENTS

Wilmington Real Asset Fund (continued)

Description	Number of Shares	Value

Ichigo, Inc.	19,800	$37,578
Intershop Holding AG	171	118,046
Israel Canada T.R Ltd.	9,850	24,433
Keihanshin Building Co. Ltd.	4,900	43,501
Kennedy-Wilson Holdings, Inc.	10,343	170,660
Kojamo OYJ	12,869	125,647
LEG Immobilien SE*	6,371	450,836
Leopalace21 Corp.*	25,000	53,773
Mega Or Holdings Ltd.	1,802	39,714
Melisron Ltd.	2,063	136,349
Mivne Real Estate KD Ltd.	54,842	144,642
Mobimo Holding AG	620	183,074
Neobo Fastigheter AB*	6,805	7,344
Norstar Holdings, Inc.*	2,349	6,185
NP3 Fastigheter AB	3,018	50,690
Nyfosa AB	13,690	86,811
Pandox AB	7,020	82,695
Phoenix Spree Deutschland Ltd.	8,227	20,430
Platzer Fastigheter Holding AB, Class B	4,270	32,452
PSP Swiss Property AG	3,995	470,943
Sagax AB, Class D	19,966	50,169
Sagax AB, Class B	15,745	349,859
Samhallsbyggnadsbolaget i Norden AB, Class D	21,008	8,676
Samhallsbyggnadsbolaget i Norden AB	95,179	41,096
Sirius Real Estate Ltd.	80,598	85,386
Summit Real Estate Holdings Ltd.	2,479	34,306
Swire Properties Ltd.	93,400	233,533
Swiss Prime Site AG	6,660	644,578
TAG Immobilien AG*	16,504	185,544
TKP Corp.*	1,700	33,937
TOC Co. Ltd.	5,500	23,660
Tricon Residential, Inc.	24,106	225,220
VGP NV	1,068	114,374
Vonovia SE	67,984	1,587,656
Wallenstam AB, Class B	35,212	137,350
WeWork, Inc., Class A*	29,746	6,440
Wharf Real Estate Investment Co. Ltd.	140,000	749,465
Wihlborgs Fastigheter AB	22,830	178,495

TOTAL REAL ESTATE OPERATING COMPANIES		$12,501,899

RETAIL – 0.0%**
Kiwi Property Group Ltd.	181,673	107,195

SINGLE-FAMILY RESIDENTIAL – 0.0%**
Bluerock Homes Trust, Inc.*	675	10,942

TOTAL COMMON STOCKS (COST $32,687,073)		$27,075,316

EXCHANGE-TRADED FUNDS – 11.6%

REAL ESTATE – 11.6%
Balanced Commercial Property Trust Ltd.	64,435	57,471
Schwab U.S. REIT ETF#	1,423,000	28,331,930
Vanguard Global ex-U.S. Real Estate ETF	480,700	20,420,136

TOTAL REAL ESTATE		$48,809,537

TOTAL EXCHANGE-TRADED FUNDS (COST $48,797,261)		$48,809,537

Description	Number of Shares	Value

INVESTMENT COMPANY – 2.0%

EQUITY FUNDS – 2.0%

Tortoise Energy Infrastructure Total Return Fund, Institutional Class	595,523	$8,331,370

TOTAL INVESTMENT COMPANY (COST $7,217,166)		$8,331,370

REAL ESTATE INVESTMENT TRUSTS – 29.7%

DATA CENTER – 2.4%
Digital Realty Trust, Inc.	25,335	3,157,248
Equinix, Inc.	8,220	6,657,542
Keppel DC REIT	117,495	193,506

TOTAL DATA CENTER		$10,008,296

DIVERSIFIED – 2.3%
Abacus Property Group	34,498	61,638
ABRDN PROPERTY INCOME TRUST, LTD.	30,168	19,784
Activia Properties, Inc.	64	186,244
AEW UK REIT PLC	21,753	27,805
Alexander & Baldwin, Inc.	7,229	138,797
American Assets Trust, Inc.	4,901	110,273
Armada Hoffler Properties, Inc.	5,648	70,148
Artis REIT	4,368	23,022
British Land Co. PLC (The)	81,828	354,947
Broadstone Net Lease, Inc.	16,554	269,830
Charter Hall Group	44,505	341,689
Charter Hall Long Wale REIT	56,185	155,109
Cromwell European REIT	48,300	85,500
CTO Realty Growth, Inc.	1,616	28,280
Custodian Property Income REIT PLC	42,620	47,586
Daiwa House REIT Investment Corp.	186	366,077
Empire State Realty Trust, Inc., Class A#	16,562	148,230
ESCON Japan REIT Investment Corp.	25	20,420
Essential Properties Realty Trust, Inc.	13,082	321,163
Gladstone Commercial Corp.	2,455	32,652
Global Net Lease, Inc.	11,392	121,780
GPT Group (The)	166,819	486,307
Growthpoint Properties Australia Ltd.	26,398	50,890
H&R REIT	12,857	100,329
Hankyu Hanshin REIT, Inc.	53	52,939
Heiwa REIT, Inc.	110	112,192
Hulic REIT, Inc.	120	139,177
ICADE	3,089	125,937
Land Securities Group PLC	65,429	543,611
Lar Espana Real Estate Socimi SA	4,971	32,192
LXI REIT PLC	162,828	198,831
Merlin Properties Socimi SA	28,879	268,943
Mirvac Group	349,883	549,938
Mori Trust REIT, Inc.	256	131,900
NIPPON REIT Investment Corp.	49	116,589
Nomura Real Estate Master Fund, Inc.	412	490,004
NTT UD REIT Investment Corp.	141	133,700
One Liberty Properties, Inc.	890	18,183
Picton Property Income Ltd.	63,920	57,914
REIT 1 Ltd.	15,048	65,486
Schroder REIT Ltd.	45,679	25,295
Sekisui House REIT, Inc.	383	227,218

July 31, 2023 (unaudited)

PORTFOLIO OF INVESTMENTS	3

Wilmington Real Asset Fund (continued)

Description	Number of Shares	Value

Sella Capital Real Estate Ltd.	19,590	$40,793
Star Asia Investment Corp.	162	65,476
Stockland	211,405	599,243
Sunlight REIT	139,000	51,687
Suntec REIT	186,000	180,440
Takara Leben Real Estate Investment Corp.	43	29,439
Tokyu REIT, Inc.	96	126,929
Tosei REIT Investment Corp.	34	32,479
UK Commercial Property REIT Ltd.	66,143	44,395
United Urban Investment Corp.	276	297,796
WP Carey, Inc.	18,801	1,269,632
Yuexiu REIT	325,000	66,676

TOTAL DIVERSIFIED		$9,663,534

HEALTH CARE – 2.5%
Aedifica SA	4,112	282,571
Assura PLC	251,668	152,962
CareTrust REIT, Inc.	8,743	181,767
Cofinimmo SA	2,626	205,575
Community Healthcare Trust, Inc.	1,841	64,877
Diversified Healthcare Trust	35,676	74,563
Global Medical REIT, Inc.	5,565	55,093
Health Care & Medical Investment Corp.	33	35,537
Healthcare Realty Trust, Inc.	33,319	650,720
Healthpeak Properties, Inc.	48,382	1,056,179
Impact Healthcare REIT PLC	38,181	45,570
LTC Properties, Inc.	4,111	137,965
Medical Properties Trust, Inc.#	51,540	520,039
National Health Investors, Inc.	3,914	214,918
NorthWest Healthcare Properties REIT	10,602	56,200
Omega Healthcare Investors, Inc.	20,398	650,696
Parkway Life REIT	42,700	124,592
Physicians Realty Trust	20,954	308,862
Primary Health Properties PLC	117,554	142,565
Sabra Health Care REIT, Inc.	19,520	253,565
Universal Health Realty Income Trust	1,459	69,638
Ventas, Inc.	35,433	1,719,209
Vital Healthcare Property Trust	72,039	106,042
Welltower, Inc.	44,320	3,640,888

TOTAL HEALTH CARE		$10,750,593

HOTEL & RESORT – 1.0%
Apple Hospitality REIT, Inc.	18,758	290,749
Ashford Hospitality Trust, Inc.*,#	5,580	22,320
Braemar Hotels & Resorts, Inc.	5,100	18,870
CapitaLand Ascott Trust	186,749	157,292
CDL Hospitality Trusts	59,214	52,991
Chatham Lodging Trust	5,931	56,938
DiamondRock Hospitality Co.	18,163	154,385
Far East Hospitality Trust	94,900	46,032
Hersha Hospitality Trust, Class A	6,231	39,006
Hoshino Resorts REIT, Inc.	27	118,237
Host Hotels & Resorts, Inc.	60,949	1,121,462
Hotel Property Investments Ltd., REIT	17,262	35,017
Invincible Investment Corp.	520	215,288
Japan Hotel REIT Investment Corp.	382	189,570
Park Hotels & Resorts, Inc.	20,186	275,135
Pebblebrook Hotel Trust#	10,735	165,856

Description	Number of Shares	Value

RLJ Lodging Trust	14,219	$146,456
Ryman Hospitality Properties, Inc.	4,700	447,863
Service Properties Trust	15,958	135,483
Summit Hotel Properties, Inc.	9,200	59,248
Sunstone Hotel Investors, Inc.	18,168	185,132
Xenia Hotels & Resorts, Inc.	9,642	122,453

TOTAL HOTEL & RESORT		$4,055,783

INDUSTRIAL – 5.5%
Advance Logistics Investment Corp.	45	41,753
AIMS APAC REIT	43,700	41,079
Americold Realty Trust, Inc.	22,771	738,236
CapitaLand Ascendas REIT	300,800	635,644
Centuria Industrial REIT	60,763	129,790
CRE Logistics REIT, Inc.	77	94,988
Dexus Industria REIT	20,663	38,862
Dream Industrial REIT	12,380	133,221
EastGroup Properties, Inc.	3,904	691,711
ESR-LOGOS REIT	212,393	55,105
First Industrial Realty Trust, Inc.	11,753	607,630
Frasers Logistics & Commercial Trust	286,420	262,781
GLP J-REIT	420	413,609
Goodman Group	151,325	2,087,788
Goodman Property Trust	90,440	126,949
Granite REIT	2,802	164,552
Industrial & Infrastructure Fund Investment Corp.	187	195,590
Industrial Logistics Properties Trust	8,189	34,721
Innovative Industrial Properties, Inc.	2,424	192,054
Intervest Offices & Warehouses NV	2,092	30,776
Japan Logistics Fund, Inc.	83	175,317
LaSalle Logiport REIT	161	172,130
LondonMetric Property PLC	87,894	208,452
LXP Industrial Trust	25,717	258,970
Mapletree Industrial Trust	188,570	317,651
Mapletree Logistics Trust	273,250	347,278
Mitsubishi Estate Logistics REIT Investment Corp.	46	131,600
Mitsui Fudosan Logistics Park, Inc.	49	174,280
Montea NV	1,482	120,091
Nexus Industrial REIT	3,140	19,621
Nippon Prologis REIT, Inc.	242	494,496
Plymouth Industrial REIT, Inc.	2,273	51,756
Prologis, Inc.	81,169	10,125,833
Rexford Industrial Realty, Inc.	17,663	973,055
Segro PLC	105,881	1,036,783
SOSiLA Logistics REIT, Inc.	61	55,098
STAG Industrial, Inc.#	15,691	569,583
Terreno Realty Corp.	6,445	382,446
Tritax Big Box REIT PLC	164,924	292,296
Urban Logistics REIT PLC	57,207	89,422
Warehouses De Pauw	13,501	399,016

TOTAL INDUSTRIAL		$23,112,013

MULTI-FAMILY RESIDENTIAL – 3.2%
Advance Residence Investment Corp.	123	299,578
Altarea SCA	322	30,093
Apartment Income REIT Corp.	13,631	470,815

July 31, 2023 (unaudited)

4	PORTFOLIO OF INVESTMENTS

Wilmington Real Asset Fund (continued)

Description	Number of Shares	Value

Apartment Investment & Management Co., Class A	16,412	$136,712
AvalonBay Communities, Inc.	12,437	2,346,240
Boardwalk REIT	2,414	119,926
BRT Apartments Corp.	1,574	30,646
Camden Property Trust	9,650	1,052,718
Canadian Apartment Properties REIT	7,253	282,772
Care Property Invest NV	2,766	39,110
Centerspace	1,616	100,402
Clipper Realty, Inc.	9,929	63,546
Comforia Residential REIT, Inc.	60	143,605
Daiwa Securities Living Investments Corp.	192	153,719
Elme Communities	8,533	138,661
Empiric Student Property PLC	51,684	58,369
Equity Residential	30,156	1,988,487
Essex Property Trust, Inc.	5,669	1,380,685
Home REIT PLC	42,087	16,420
Independence Realty Trust, Inc.	19,494	332,178
Ingenia Communities Group	45,700	125,242
InterRent REIT	6,334	61,531
Irish Residential Properties REIT PLC	33,709	35,877
Kenedix Residential Next Investment Corp.	94	147,014
Killam Apartment REIT	4,993	68,535
Mid-America Apartment Communities, Inc.	10,317	1,544,042
Minto Apartment REIT	1,676	19,154
Morguard North American Residential REIT	1,808	22,459
NexPoint Residential Trust, Inc.	2,691	111,838
Nippon Accommodations Fund, Inc.	43	203,718
Samty Residential Investment Corp.	61	49,952
Starts Proceed Investment Corp.	19	30,023
Triple Point Social Housing REIT PLC	36,682	29,658
UDR, Inc.	27,362	1,118,559
UNITE Group PLC (The)	34,895	435,958
Veris Residential, Inc.*	9,191	171,688
Xior Student Housing NV	1,779	55,453

TOTAL MULTI-FAMILY RESIDENTIAL		$13,415,383

OFFICE – 2.5%
Alexandria Real Estate Equities, Inc.	13,922	1,749,717
Allied Properties REIT	6,285	104,571
Boston Properties, Inc.	12,246	815,951
Brandywine Realty Trust	15,708	79,325
Centuria Office REIT	38,286	37,289
Champion REIT	160,000	58,880
City Office REIT, Inc.	2,823	15,442
CLS Holdings PLC	25,558	45,854
Corporate Office Properties Trust	9,985	259,610
Cousins Properties, Inc.	13,130	320,766
Covivio SA	4,040	195,181
Cromwell Property Group	136,773	50,529
Daiwa Office Investment Corp.	30	132,007
Derwent London PLC	9,890	268,570
Dexus	93,667	517,171
Douglas Emmett, Inc.#	14,979	220,191
Dream Office REIT	2,347	24,295
Easterly Government Properties, Inc.#	8,883	131,113
Equity Commonwealth	9,699	190,003
Franklin Street Properties Corp.	9,107	15,300

Description	Number of Shares	Value

GDI Property Group Partnership	37,938	$16,946
Gecina SA	4,735	512,023
Global One Real Estate Investment Corp.	81	66,900
Great Portland Estates PLC	24,043	131,938
Helical PLC	12,067	41,658
Highwoods Properties, Inc.	9,349	236,249
Hudson Pacific Properties, Inc.	12,391	72,735
Ichigo Office REIT Investment Corp.	168	104,627
Inmobiliaria Colonial Socimi SA	26,612	171,756
Japan Excellent, Inc.	143	132,581
Japan Prime Realty Investment Corp.	89	221,460
Japan Real Estate Investment Corp.	125	502,583
JBG SMITH Properties	9,549	159,755
Kenedix Office Investment Corp.	74	175,813
Keppel Pacific Oak U.S. REIT	91,600	30,228
Keppel REIT	160,800	110,042
Kilroy Realty Corp.	8,967	320,122
Manulife U.S. REIT	149,700	15,719
Mirai Corp.	131	42,219
Mori Hills REIT Investment Corp.	139	141,379
Nippon Building Fund, Inc.	150	628,405
NSI NV	1,341	28,191
Office Properties Income Trust	3,636	27,997
One REIT, Inc.	24	43,744
Orion Office REIT, Inc.	6,503	42,270
Orix JREIT, Inc.	244	310,263
Paramount Group, Inc.	17,642	92,444
Piedmont Office Realty Trust, Inc., Class A	11,198	83,313
Prime U.S. REIT	75,100	13,668
Prosperity REIT	87,000	18,853
Regional REIT Ltd.	34,529	19,808
Sankei Real Estate, Inc.	41	27,321
SL Green Realty Corp.	5,693	214,683
True North Commercial REIT	3,946	7,840
Vornado Realty Trust	13,572	305,099
Workspace Group PLC	21,828	139,112

TOTAL OFFICE		$10,441,509

OTHER SPECIALIZED – 1.5%
Arena REIT	35,122	89,647
Automotive Properties REIT	3,080	27,421
Charter Hall Social Infrastructure REIT	35,768	71,836
EPR Properties	6,617	295,383
Farmland Partners, Inc.#	2,902	33,344
Four Corners Property Trust, Inc.	7,695	202,378
Gaming and Leisure Properties, Inc.	23,087	1,095,709
Gladstone Land Corp.	3,132	52,430
Iron Mountain, Inc.	25,796	1,583,874
Rural Funds Group	32,605	43,802
Safehold, Inc.	4,115	101,764
VICI Properties, Inc.	88,268	2,778,677

TOTAL OTHER SPECIALIZED		$6,376,265

REAL ESTATE OPERATING COMPANIES – 0.0%**
Seritage Growth Properties, Class A*,#	5,575	52,349
Shurgard Self Storage Ltd.	2,600	118,894

TOTAL REAL ESTATE OPERATING COMPANIES		$171,243

July 31, 2023 (unaudited)

PORTFOLIO OF INVESTMENTS	5

Wilmington Real Asset Fund (continued)

Description	Number of Shares	Value

RETAIL – 5.6%
Acadia Realty Trust	8,750	$137,463
AEON REIT Investment Corp.	157	165,205
Agree Realty Corp.	8,192	530,678
Alexander’s, Inc.	134	25,912
Brixmor Property Group, Inc.	26,404	600,427
BWP Trust	49,254	121,418
CapitaLand China Trust	120,900	94,556
CapitaLand Integrated Commercial Trust	447,347	686,285
Carmila SA*	7,784	126,152
CBL & Associates Properties, Inc.	2,691	58,583
Charter Hall Retail REIT	49,743	125,296
Choice Properties REIT	15,157	159,886
Crombie REIT	4,825	50,971
CT REIT	6,101	70,465
Eurocommercial Properties NV	4,984	126,038
Federal Realty Investment Trust	6,499	659,779
First Capital REIT	10,254	114,542
Fortune REIT	131,000	94,568
Frasers Centrepoint Trust	104,623	170,733
Frontier Real Estate Investment Corp.	44	146,136
Fukuoka REIT Corp.	64	74,902
Getty Realty Corp.	4,149	134,096
Hamborner REIT AG	9,415	68,115
Hammerson PLC	292,015	99,685
HMC Capital Ltd.	32,361	112,597
HomeCo Daily Needs REIT	152,785	122,638
InvenTrust Properties Corp.	6,157	149,861
Japan Metropolitan Fund Invest	610	418,058
Kenedix Retail REIT Corp.	64	125,197
Kimco Realty Corp.	54,450	1,103,157
Kite Realty Group Trust	19,182	438,884
Klepierre SA	17,223	457,321
Lendlease Global Commercial REIT	145,125	74,213
Link REIT	224,800	1,258,193
Macerich Co. (The)	18,914	241,154
Mapletree Pan Asia Commercial Trust	187,123	232,189
Mercialys SA	4,343	37,604
Necessity Retail REIT, Inc. (The)	15,917	113,011
NETSTREIT Corp.	2,616	46,800
NewRiver REIT PLC	17,295	18,422
NNN REIT, Inc.	15,976	681,856
Phillips Edison & Co., Inc.#	10,352	365,529
Primaris REIT	2,451	24,795
Realty Income Corp.	58,144	3,545,040
Regency Centers Corp.	13,640	893,829
Region RE Ltd.	98,776	160,562
Retail Estates NV	1,199	76,593
Retail Opportunity Investments Corp.	10,776	158,730
RioCan REIT	12,827	195,034
RPT Realty	7,659	83,253
Sasseur REIT	61,100	32,853
Saul Centers, Inc.	944	36,391
Scentre Group	454,429	857,724
Shaftesbury Capital PLC	175,036	269,110
Simon Property Group, Inc.	28,916	3,602,934
SITE Centers Corp.	16,242	228,200

Description	Number of Shares	Value

Slate Grocery REIT, Class U	2,915	$29,467
SmartCentres REIT	7,835	148,007
Spirit Realty Capital, Inc.	12,494	503,883
Starhill Global REIT	158,600	61,424
Supermarket Income REIT PLC	106,288	104,077
Tanger Factory Outlet Centers, Inc.	9,051	211,884
Unibail-Rodamco-Westfield*	12,168	689,807
Urban Edge Properties	10,097	171,750
Urstadt Biddle Properties, Inc., Class A	3,106	70,444
Vastned Retail NV	2,088	46,604
Vicinity Ltd.	330,292	438,168
Waypoint REIT Ltd.	71,780	126,322
Wereldhave NV	2,996	53,529
Whitestone REIT	4,055	41,848

TOTAL RETAIL		$23,500,837

SELF-STORAGE – 1.9%
Big Yellow Group PLC	15,433	212,518
CubeSmart	19,878	861,910
Extra Space Storage, Inc.	18,568	2,591,507
National Storage Affiliates Trust	7,434	251,195
National Storage REIT	108,509	169,094
Public Storage	13,908	3,918,579
Safestore Holdings PLC	19,154	217,790

TOTAL SELF-STORAGE		$8,222,593

SINGLE-FAMILY RESIDENTIAL – 1.3%
American Homes 4 Rent, Class A	27,617	1,035,085
Equity LifeStyle Properties, Inc.	15,479	1,101,795
Invitation Homes, Inc.	52,446	1,861,833
PRS REIT PLC (The)	46,884	49,579
Sun Communities, Inc.	11,002	1,433,561
UMH Properties, Inc.	3,166	52,714

TOTAL SINGLE-FAMILY RESIDENTIAL		$5,534,567

TOTAL REAL ESTATE INVESTMENT TRUSTS (COST $130,287,784)		$125,252,616

RIGHTS – 0.0%**
Abacus Property Group*, Expire 08/03/23	6,160	—

TOTAL RIGHTS (COST $0)		$—

TOTAL REAL ESTATE RELATED SECURITIES (COST $218,989,284)		$209,468,839

COMMODITY RELATED SECURITIES – 47.8%

EXCHANGE-TRADED FUNDS – 1.7%

COMMODITY – 1.7%
SPDR S&P Global Natural Resources ETF#	119,300	6,927,751

TOTAL EXCHANGE-TRADED FUNDS (COST $5,102,945)		$6,927,751

INVESTMENT COMPANIES – 46.1%

COMMODITY – 46.1%
Vanguard Commodity Strategy Fund, Admiral Shares	2,385,740	63,532,263
DFA Commodity Strategy Portfolio, Institutional Class	25,532,863	121,536,430

July 31, 2023 (unaudited)

6	PORTFOLIO OF INVESTMENTS

Wilmington Real Asset Fund (continued)

Description	Number of Shares	Value

Parametric Commodity Strategy Fund, Institutional Class	495,132	$3,233,211
Credit Suisse Commodity Return Strategy Fund, Class I	250,761	5,995,702

TOTAL COMMODITY		$194,297,606

TOTAL INVESTMENT COMPANIES (COST $202,787,318)		$194,297,606

TOTAL COMMODITY RELATED SECURITIES (COST $207,890,263)		$201,225,357

SHORT-TERM INVESTMENTS – 1.5%

MONEY MARKET FUND – 1.5%
Dreyfus Government Cash Management Fund, Institutional Shares, 5.14%^	6,257,865	6,257,865

TOTAL SHORT-TERM INVESTMENT (COST $6,257,865)		$6,257,865

CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 3.4%

	Par Value

REPURCHASE AGREEMENTS – 3.4%
Bank of America Securities, Inc., 5.30%, dated 7/31/23, due 8/01/23, repurchase price $2,717,347, collateralized by U.S. Government Agency Securities, 2.00% to 6.50%, maturing 5/01/36 to 9/01/61; total market value of $2,771,286.	$2,716,947	2,716,947
Citigroup Global Markets Ltd., 5.30%, dated 7/31/23, due 8/01/23, repurchase price $2,717,347, collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 6.50%, maturing 2/15/24 to 8/20/67; total market value of $2,771,286.	2,716,947	2,716,947
Daiwa Capital Markets America, 5.30%, dated 7/31/23, due 8/01/23, repurchase price $785,667, collateralized by U.S. Government Agency Securities, 1.50% to 6.50%, maturing 6/01/35 to 8/01/53; total market value of $801,262.	785,551	785,551

Description	Par Value	Value

Deutsche Bank Securities, Inc., 5.30%, dated 7/31/23, due 8/01/23, repurchase price $2,717,347, collateralized by U.S. Government Agency Securities, 1.00% to 7.00%, maturing 9/01/28 to 8/01/53; total market value of $2,771,286.	$2,716,947	$2,716,947
HSBC Securities USA, Inc., 5.29%, dated 7/31/23, due 8/01/23, repurchase price $2,717,346, collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 4.08%, maturing 9/05/23 to 11/15/52; total market value of $2,771,286.	2,716,947	2,716,947
RBC Dominion Securities, Inc., 5.30%, dated 7/31/23, due 8/01/23, repurchase price $2,717,347, collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 6.00%, maturing 10/19/23 to 7/20/53; total market value of $2,771,286.	2,716,947	2,716,947

TOTAL REPURCHASE AGREEMENTS (COST $14,370,286)		$14,370,286

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $14,370,286)		$14,370,286

TOTAL INVESTMENTS – 102.4% (Cost $447,507,698)		$431,322,347

COLLATERAL FOR SECURITIES ON LOAN – (3.4%)		(14,370,286)

OTHER ASSETS LESS LIABILITIES – 1.0%		4,257,941

TOTAL NET ASSETS – 100.0%		$421,210,002

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

July 31, 2023 (unaudited)

PORTFOLIO OF INVESTMENTS	7

Wilmington Real Asset Fund (continued)

The following is a summary of the inputs used as of July 31, 2023 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2		Level 3	Total
Assets

Investments in Securities
Real Estate Related Securities
Common Stocks
Construction & Engineering	$2	$—		$—	$2
Diversified	140,487	—		—	140,487
Diversified Real Estate Activities	11,602,550	—		—	11,602,550
Office	92,704	—		—	92,704
Real Estate Development	2,619,537	—		—	2,619,537
Real Estate Operating Companies	12,501,899	—		—	12,501,899
Retail	107,195	—		—	107,195
Single-Family Residential	10,942	—		—	10,942
Exchange-Traded Funds	48,809,537	—		—	48,809,537
Investment Company	8,331,370	—		—	8,331,370
Real Estate Investment Trusts
Data Center	10,008,296	—		—	10,008,296
Diversified	9,663,534	—		—	9,663,534
Health Care	10,750,593	—		—	10,750,593
Hotel & Resort	4,055,783	—		—	4,055,783
Industrial	23,112,013	—		—	23,112,013
Multi-Family Residential	13,398,963	16,420		—	13,415,383
Office	10,441,509	—		—	10,441,509
Other Specialized	6,376,265	—		—	6,376,265
Real Estate Operating Companies	171,243	—		—	171,243
Retail	23,500,837	—		—	23,500,837
Self-Storage	8,222,593	—		—	8,222,593
Single-Family Residential	5,534,567	—		—	5,534,567
Rights	—	—	(a)	—	—
Commodity Related Securities
Exchange-Traded Funds	6,927,751	—		—	6,927,751
Investment Companies	194,297,606	—		—	194,297,606
Money Market Fund	6,257,865	—		—	6,257,865
Repurchase Agreements	—	14,370,286		—	14,370,286

Total Investments in Securities	$416,935,641	$14,386,706		$—	$431,322,347

(a)	Includes internally fair valued securities currently priced at zero ($0).

The inputs or techniques used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Additional information on the Fund’s valuation policy is included in the most recent shareholder report.

**   Represents less than 0.05%.

0   Rounds to less than 1 share.

*   Non-income producing security.

#   Security, or a portion thereof, is on loan.

^   7-Day net yield.

July 31, 2023 (unaudited)

8	PORTFOLIO OF INVESTMENTS

Wilmington Real Asset Fund (concluded)

The following acronyms are used throughout this Portfolio of Investments:

ETF	Exchange-Traded Fund

J-REIT	Japanese Real Estate Investment Trust

OYJ	Public Limited Company

PLC	Public Limited Company

RE	Reinsurance

REIT	Real Estate Investment Trust

SCA	Limited Partnership With Share Capital

SPDR	Standard & Poor’s Depositary Receipt

For additional information about significant accounting policies, refer to Fund’s most recent semi-annual or annual report.

July 31, 2023 (unaudited)